Interest expense - Schedule of Interest expense (Details) - USD ($) $ in Millions	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Interest Expense [Abstract]
Cash and payment-in-kind interest on debt facilities		$ (237)	$ (37)	$ (338)	$ (440)
Unwind of discount debt		(24)	0	(44)	(47)
Write off of discount on debt	$ (87)	0	0	(87)	0
Other		0	(1)	0	0
Interest expense		$ (261)	$ (38)	$ (469)	$ (487)